NON-CURRNET ASSET HELD FOR SALE	12 Months Ended
Dec. 31, 2025
Non-currnet Asset Held For Sale
NON-CURRNET ASSET HELD FOR SALE

29	NON-CURRNET ASSET HELD FOR SALE

Assets classified as held for sales:

	2025	2024
	USD	USD

Non-current assets held for sales:
Land and property	640,000	-
	640,000	-

Land and property held for sale

In December 2025, the director of the company decided to sell a land and property which was originally acquired for an office in Peru operation. The transaction was completed in March 2026.

Non-recurring fair value measurement

Land and property classified as held for sale during the reporting period was measured at the lower of its carrying amount and fair value less cost to sell at the time of the reclassification, resulting in the recognition of a write-down of $394,786 as administrative expenses in the statement of profit or loss. The fair value of the land and property was determined using the quoted market price approach. This is a level 1 measurement under the fair value hierarchy.